STOCK-BASED COMPENSATION - Stock Options Outstanding and Exercisable (Details) shares in Thousands	12 Months Ended
Dec. 31, 2024 $ / shares shares
Options Outstanding
Options outstanding (shares) | shares	2,449
Weighted- Average Remaining Contractual Life in Years	10 months 24 days
Weighted-average exercise price (USD per share)	$ 14.25
Options Exercisable
Options exercisable (shares) | shares	2,449
Weighted- Average Remaining Contractual Life in Years	10 months 24 days
Weighted-average exercise price (USD per share)	$ 14.25
Less than $10.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Exercise price range, upper limit (USD per share)	$ 10.00
Options Outstanding
Options outstanding (shares) | shares	426
Weighted- Average Remaining Contractual Life in Years	1 year 2 months 12 days
Weighted-average exercise price (USD per share)	$ 8.61
Options Exercisable
Options exercisable (shares) | shares	426
Weighted- Average Remaining Contractual Life in Years	1 year 2 months 12 days
Weighted-average exercise price (USD per share)	$ 8.61
$10.01 to $15.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Exercise price range, lower limit (USD per share)	10.01
Exercise price range, upper limit (USD per share)	$ 15.00
Options Outstanding
Options outstanding (shares) | shares	552
Weighted- Average Remaining Contractual Life in Years	3 months 18 days
Weighted-average exercise price (USD per share)	$ 13.71
Options Exercisable
Options exercisable (shares) | shares	552
Weighted- Average Remaining Contractual Life in Years	3 months 18 days
Weighted-average exercise price (USD per share)	$ 13.71
$15.01 to $20.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Exercise price range, lower limit (USD per share)	15.01
Exercise price range, upper limit (USD per share)	$ 20.00
Options Outstanding
Options outstanding (shares) | shares	1,471
Weighted- Average Remaining Contractual Life in Years	1 year
Weighted-average exercise price (USD per share)	$ 16.09
Options Exercisable
Options exercisable (shares) | shares	1,471
Weighted- Average Remaining Contractual Life in Years	1 year
Weighted-average exercise price (USD per share)	$ 16.09